Deferred Revenue - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Advances From Customers
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Current	$ 20,127	$ 17,749
PRC Government for Stockpiling of H5N1 and Hepatitis A Vaccines
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Current	$ 200	$ 206